The “Lava Jato (Car Wash) Operation” and its effects on the Company	12 Months Ended
Dec. 31, 2022
Lava Jato Car Wash Operation And Its Effects On Company
The “Lava Jato (Car Wash) Operation” and its effects on the Company

21.	The “Lava Jato (Car Wash) Operation” and its effects on the Company

The Company has monitored the progress of investigations under the “Lava Jato” Operation and, in the preparation of these annual consolidated financial statements for the the year ended December 31, 2022, did not identify any additional information that would affect the adopted calculation methodology to write off, in the third quarter of 2014, amounts overpaid for the acquisition of property, plant and equipment. The Company will continue to monitor these investigations for additional information in order to assess their potential impact on the adjustment made.

In addition, the Company has fully cooperated with the Brazilian Federal Police (Polícia Federal), the Brazilian Public Prosecutor’s Office (Ministério Público Federal), the Federal Auditor’s Office (Tribunal de Contas da União – TCU) and the General Federal Inspector’s Office (Controladoria Geral da União) in the investigation of all crimes and irregularities.

During 2022, new leniency and plea agreements entitled the Company to receive funds with respect to compensation for damages, in the amount of US$ 96 (US$ 235 in 2021), accounted for as other income and expenses. Thus, the total amount recovered from Lava Jato investigation through December 31, 2022 was US$ 1,618.

21.1.	Investigations involving the Company
21.1.1.	Order of civil inquiry - Brazilian Public Prosecutor’s Office

On December 15, 2015, the State of São Paulo Public Prosecutor’s Office issued the Order of Civil Inquiry 01/2015, establishing a civil proceeding to investigate the existence of potential damages caused by Petrobras to investors in the Brazilian stock market. The Brazilian Attorney General’s Office (Procuradoria Geral da República) assessed this civil proceeding and determined that the São Paulo Public Prosecutor’s Office has no authority over this matter, which must be presided over by the Brazilian Public Prosecutor’s Office. In May 2022, Petrobras took notice that the proceeding was closed in February 2021.